Supplemental Condensed Combining Information (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Operating Activities:
Net Income	$ 297,575	$ 325,304	$ 557,658	$ 718,998
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization			315,154	294,251
Change in deferred taxes, net			(6,570)	64,934
(Gain) loss on sale of fixed assets and investments			(6,254)	(32,974)
Stock Option Compensation Expense			12,777	12,949
Cash outflow from hedging			(4,028)	(14,074)
Investment gain	0	12,915	0	139,600
Dividend income from equity method investees			14,751	28,979
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net			(62,574)	(12,498)
Inventories, net			(34,265)	(64,821)
Prepaid expenses, other current and non-current assets			28,776	124,258
Accounts receivable from/payable to related parties			21,320	(18,758)
Accounts payable, accrued expenses and other current and non-current liabilities			(9,009)	17,328
Income tax payable			12,801	(47,012)
Net cash provided by (used in) operating activities			840,537	931,960
Investing Activities:
Purchases of property, plant and equipment			(333,642)	(277,423)
Proceeds from sale of property, plant and equipment			14,796	3,664
Disbursements of loans to related parties				0
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets			(101,809)	(1,748,179)
Proceeds from divestitures			17,824	228,206
Net cash (used in) provided by investing activities			(402,831)	(1,793,732)
Financing Activities:
Short-term borrowings, net			939	15,334
Long-term debt and capital lease obligations, net			33,284	1,473,167
Increase (decrease) of accounts receivable securitization program			23,000	(82,500)
Proceeds from exercise of stock options			36,142	22,748
Payment of dividends [N]			(296,134)	(271,733)
Capital (decrease) increase				0
Distributions to noncontrolling interests			117,855	79,334
Contributions from noncontrolling interests			27,157	11,763
Treasury Stock Purchased			230,654	0
Net cash (used in) provided by financing activities			(524,121)	1,089,445
Effect of exchange rate changes on cash and cash equivalents			(15,768)	(7,587)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents			(102,183)	220,086
Cash and cash equivalents at beginning of period			688,040	457,292
Cash and cash equivalents at end of period	585,857	677,378	585,857	677,378
Issuers [Member]
Changes in assets and liabilities, net of amounts from businesses acquired:
Net cash provided by (used in) operating activities			2,287
Issuers [Member] | Total FMC-AG and Co. KGaA [Member]
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions				(532,403)
Issuers [Member] | FMC US Finance [Member]
Operating Activities:
Net Income			2,177	2,162
Changes in assets and liabilities, net of amounts from businesses acquired:
Accounts receivable from/payable to related parties			(410)	(4,127)
Accounts payable, accrued expenses and other current and non-current liabilities				0
Income tax payable			520	252
Net cash provided by (used in) operating activities				(1,713)
Financing Activities:
Long-term debt and capital lease obligations, net			(2,287)	1,713
Capital (decrease) increase				0
Net cash (used in) provided by financing activities			(2,287)	1,713
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents				0
Cash and cash equivalents at beginning of period			1
Cash and cash equivalents at end of period	1	1	1	1
Guarantors [Member] | Total FMC-AG and Co. KGaA [Member]
Operating Activities:
Net Income			488,023	659,835
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions			(331,592)
Depreciation and amortization			330	221
Change in deferred taxes, net			(19,248)	14,485
(Gain) loss on sale of fixed assets and investments			(12)	(40)
Stock Option Compensation Expense			12,777	12,949
Cash outflow from hedging			(4,028)	(1,334)
Dividend income from equity method investees			(22,691)	(36,785)
Changes in assets and liabilities, net of amounts from businesses acquired:
Prepaid expenses, other current and non-current assets			10,768	120,331
Accounts receivable from/payable to related parties			286,966	(241,016)
Accounts payable, accrued expenses and other current and non-current liabilities			10,171	(812)
Income tax payable			729	(11,026)
Net cash provided by (used in) operating activities			477,575	60,643
Investing Activities:
Purchases of property, plant and equipment			(45)	(361)
Proceeds from sale of property, plant and equipment			17
Disbursements of loans to related parties			45,738	(45,917)
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets			(23,076)	(1,627,403)
Proceeds from divestitures			0
Net cash (used in) provided by investing activities			22,634	(1,673,596)
Financing Activities:
Short-term borrowings, net			4	9,306
Long-term debt and capital lease obligations, net			354	1,943,267
Proceeds from exercise of stock options			32,210	19,471
Payment of dividends [N]			(296,134)	(271,733)
Treasury Stock Purchased			(230,654)
Net cash (used in) provided by financing activities			(494,220)	1,700,311
Effect of exchange rate changes on cash and cash equivalents			(1,135)	1,065
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents			4,854	88,423
Cash and cash equivalents at beginning of period			78	2
Cash and cash equivalents at end of period	4,932	88,425	4,932	88,425
Guarantors [Member] | D GmbH [Member]
Operating Activities:
Net Income			(5,310)	11,130
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization			24,691	23,540
Change in deferred taxes, net			3,651	5,121
(Gain) loss on sale of fixed assets and investments			(153)	20
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net			(11,574)	(13,554)
Inventories, net			(24,736)	(52,595)
Prepaid expenses, other current and non-current assets			(17,389)	(21,321)
Accounts receivable from/payable to related parties			68,660	66,759
Accounts payable, accrued expenses and other current and non-current liabilities			38,199	35,310
Net cash provided by (used in) operating activities			76,039	54,410
Investing Activities:
Purchases of property, plant and equipment			(39,394)	(31,912)
Proceeds from sale of property, plant and equipment			271	147
Disbursements of loans to related parties			0	82
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets			(1,943)	(488)
Net cash (used in) provided by investing activities			(41,066)	(32,171)
Financing Activities:
Short-term borrowings, net			(34,873)	(21,944)
Net cash (used in) provided by financing activities			(34,873)	(21,944)
Effect of exchange rate changes on cash and cash equivalents			(6)	(12)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents			94	283
Cash and cash equivalents at beginning of period			501	144
Cash and cash equivalents at end of period	595	427	595	427
Guarantors [Member] | FMCH [Member]
Operating Activities:
Net Income			364,149	420,710
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions			(383,157)	(505,714)
Depreciation and amortization				0
Changes in assets and liabilities, net of amounts from businesses acquired:
Prepaid expenses, other current and non-current assets			(53,403)	73,363
Accounts receivable from/payable to related parties			57,847	70,910
Accounts payable, accrued expenses and other current and non-current liabilities			106	3,822
Income tax payable			(12,385)	(55,383)
Net cash provided by (used in) operating activities			(26,843)	7,708
Investing Activities:
Disbursements of loans to related parties			28,419	513,595
Net cash (used in) provided by investing activities			28,419	513,595
Financing Activities:
Short-term borrowings, net				0
Long-term debt and capital lease obligations, net			1,730,386	(521,303)
Capital (decrease) increase			(1,731,962)	0
Net cash (used in) provided by financing activities			(1,576)	(521,303)
Non Guarantor Subsidiaries [Member]
Operating Activities:
Net Income			552,249	724,342
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization			305,236	284,698
Change in deferred taxes, net			18,363	48,162
(Gain) loss on sale of fixed assets and investments			(6,089)	(32,954)
Cash outflow from hedging				15,408
Dividend income from equity method investees			7,940	7,806
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net			(51,000)	1,056
Inventories, net			(29,542)	(19,998)
Prepaid expenses, other current and non-current assets			60,215	(47,295)
Accounts receivable from/payable to related parties			(462,322)	36,203
Accounts payable, accrued expenses and other current and non-current liabilities			(53,631)	(19,087)
Income tax payable			(1,376)	54,560
Net cash provided by (used in) operating activities			324,163	866,873
Investing Activities:
Purchases of property, plant and equipment			(311,089)	(262,701)
Proceeds from sale of property, plant and equipment			14,508	3,477
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets			(100,883)	(1,747,201)
Proceeds from divestitures			17,824
Net cash (used in) provided by investing activities			(379,640)	(1,778,219)
Financing Activities:
Short-term borrowings, net			35,808	27,972
Long-term debt and capital lease obligations, net			(1,769,326)	(418,270)
Increase (decrease) of accounts receivable securitization program			23,000	(82,500)
Proceeds from exercise of stock options			3,932	3,277
Payment of dividends [N]			(1,665)	0
Capital (decrease) increase			1,733,364	1,590,083
Distributions to noncontrolling interests			117,855	(79,334)
Contributions from noncontrolling interests			27,157	11,763
Net cash (used in) provided by financing activities			(65,585)	1,052,991
Effect of exchange rate changes on cash and cash equivalents			(14,627)	(8,640)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents			(135,689)	133,005
Cash and cash equivalents at beginning of period			686,457	457,145
Cash and cash equivalents at end of period	550,768	590,150	550,768	590,150
Combining Adjustment [Member]
Operating Activities:
Net Income			(843,630)	(1,099,181)
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions			714,749	1,038,117
Depreciation and amortization			(15,103)	(14,208)
Change in deferred taxes, net			(9,336)	(2,834)
Changes in assets and liabilities, net of amounts from businesses acquired:
Inventories, net			20,013	7,772
Prepaid expenses, other current and non-current assets			28,585	(820)
Accounts receivable from/payable to related parties			70,579	52,513
Accounts payable, accrued expenses and other current and non-current liabilities			(3,854)	(1,905)
Income tax payable			25,313	(35,415)
Net cash provided by (used in) operating activities			(12,684)	(55,961)
Investing Activities:
Purchases of property, plant and equipment			16,886	17,551
Disbursements of loans to related parties			(74,157)	(467,760)
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets			24,093	1,626,913
Net cash (used in) provided by investing activities			(33,178)	1,176,659
Financing Activities:
Long-term debt and capital lease obligations, net			74,157	467,760
Payment of dividends [N]			1,665	0
Capital (decrease) increase			(1,402)	(1,590,083)
Net cash (used in) provided by financing activities			74,420	(1,122,323)
Effect of exchange rate changes on cash and cash equivalents				0
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents			28,558	(1,625)
Cash and cash equivalents at beginning of period				0
Cash and cash equivalents at end of period	$ 29,561		$ 29,561